Equity instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Beginning balance, FVTOCI	$ 356,089
Amounts reclassified to the consolidated income statement, FVTOCI	(781)	$ (843)	$ (189)
Ending balance, FVTOCI	395,829	356,089
Equity investments
Financial instruments
Beginning balance, FVTOCI	768	642	535
Net additions/(disposals), FVTOCI	(148)
Valuation adjustments, FVTOCI, Excluding portion included in net additions (disposals)	(117)	126	107
Ending balance, FVTOCI	$ 799	$ 768	$ 642